Property, Plant, and Equipment - Components of Property, Plant, and Equipment (Detail) - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Property Plant And Equipment [Line Items]
Property, plant and equipment, gross	$ 5,023	$ 4,886	$ 4,638
Accumulated depreciation	(3,770)	(3,803)	(3,506)
Property, plant and equipment, net	1,253	1,083	1,132
Buildings and Land [Member]
Property Plant And Equipment [Line Items]
Property, plant and equipment, gross	574	556	556
Enterprise Hardware and Software [Member]
Property Plant And Equipment [Line Items]
Property, plant and equipment, gross	1,648	1,532	1,520
Leaseholds [Member]
Property Plant And Equipment [Line Items]
Property, plant and equipment, gross	1,659	1,504	1,305
Equipment [Member]
Property Plant And Equipment [Line Items]
Property, plant and equipment, gross	960	940	902
Furniture [Member]
Property Plant And Equipment [Line Items]
Property, plant and equipment, gross	$ 182	$ 354	$ 355